INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
SCHEDULE OF INCOME TAX BENEFIT

The Company’s income tax (benefit) provision consisted of the following components (in thousands):

	2024	2023
Current
Federal	-	-
State	$374	-
	374	-
Deferred
Federal	5,597	1,967
State	(107)	1,392
	5,490	3,359

Total	5,864	3,359

SCHEDULE OF INCOME TAX RATES TO THE NET LOSS BEFORE TAX PROVISION

The provision for income taxes reported differs from the amounts computed by applying the cumulative US federal and state income tax rates to the net loss before tax provision due to the following:

	2024	2023

Net income	$23,979	$22,639
Statutory tax rate	25.91%	26.43%
	6,213	5,983
Add (deduct):
Return to provision	(1)	(122)
Depletion	(293)	(352)
Prior period state deferred adjustments	429	1,051
Change in unrecognized tax benefit	140	(3,229)
Change in enacted tax rate	(711)	-
Other	87	28
Income tax expense	$5,864	$3,359

SCHEDULE OF DEFERRED TAX LIABILITIES AND ASSETS

Deferred tax liabilities and assets are attributable to the following:

	2024	2023
Deferred income tax liabilities:
Property, plant and equipment	$(39,172)	$(37,118)
Commodity contracts	(189)	(103)
Leases	-	(18)

Deferred tax assets:
Stock based compensation	835	377
Asset retirement obligations	461	425
Other	15	-
Loss carry-forward	29,349	33,078
	$(8,701)	$(3,359)

SCHEDULE OF UNRECOGNIZED DEFERRED TAX ASSETS

Deferred tax assets have not been recognized for the following deductible temporary differences:

	2024	2023

Property, plant and equipment	$407	$441
Loss carry-forward	20,946	22,014
Capital losses	10,141	10,976
	$31,494	$33,431